Average Annual Total Returns{- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-12 - Fidelity Advisor® Diversified Stock Fund	Fidelity Advisor Diversified Stock Fund-Destiny Class A Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Destiny Class A Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Diversified Stock Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	20.44%	8.27%	12.10%	19.61%	6.62%	10.90%	12.69%	6.22%	9.85%	22.82%	8.37%	11.89%	25.57%	8.55%	11.72%	28.00%	9.77%	12.95%	28.14%	9.91%	11.20%	[1]	31.49%	11.70%	13.56%

[1]	(a)Since inception August 13, 2013.